Manufacturing in Collaboration with Haima Auto - Additional Information (Detail) ¥ in Thousands		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2021 CNY (¥) units
Offsetting Assets [Line Items]
Other operating expenses		¥ 132,856
Collaborative Arrangement [Member] | Haima Auto [Member]
Offsetting Assets [Line Items]
Collaborative arrangement, date of contract	Mar. 31, 2017
Collaborative arrangement, expiration date		Dec. 31, 2021
Annual production capacity | units		50,000
Other operating expenses		¥ 132,856
Relocation and disposal costs		96,031
Payment of termination Fee		¥ 43,755